TAXATION - Impact of subsidiaries' preferential tax rates (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	25.00%	25.00%	25.00%
Effective CIT rate (as a percent)	19.00%	41.00%	36.00%
Subsidiaries
Reconciliation of the differences between statutory tax rate and effective tax rate
Effective CIT rate (as a percent)	(9.00%)	(23.00%)	6.40%
Ctrip Computer Technology
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)				15.00%
Effective CIT rate (as a percent)	(2.40%)	(5.50%)	(1.60%)
Ctrip Travel Information
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)				15.00%
Effective CIT rate (as a percent)	(1.00%)	(4.00%)	(1.60%)
Ctrip Travel Network
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)				15.00%
Effective CIT rate (as a percent)	(1.90%)	(5.70%)	(1.60%)
Chengdu Information
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)				15.00%
Effective CIT rate (as a percent)	(0.80%)	(3.20%)	(2.10%)
The Company and its subsidiaries in Hong Kong and Cayman
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)				16.50%
Statutory CIT rate alternate case in Cayman (as a percent)				0.00%
Effective CIT rate (as a percent)	(0.90%)	1.70%	15.40%
Qunar and subsidiaries
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)				15.00%
Effective CIT rate (as a percent)	(1.50%)	(5.00%)	(1.00%)
Other subsidiaries
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)				15.00%
Effective CIT rate (as a percent)	(0.50%)	(1.30%)	(1.10%)